Shell plc ADRhedged™
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks
— 95.7%
Energy — 95.7%
Shell plc, ADR
(Cost $1,945,234) ........................................................................................................ 21,127 $ 1,964,811
Short-Term Investment
— 4.2%
Money Market Funds — 4.2%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.53%
(a)
(Cost $85,914) ........................................................................................................... 85,914 85,914
Total Investments — 99.9%
(Cost $2,031,148) 2,050,725
Assets in excess of Other Liabilities,
Net — 0.1% 1,382
Net Assets — 100% $ 2,052,107
_______________
(a) Reflects the 7-day yield at March 31, 2026.
ADR: American Depositary Receipt
PLC: Public Limited Company
At March 31, 2026, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/26 USD 1,945,593 GBP 1,475,410 $ 36 $ —
CIBC 04/01/26 GBP 1,475,410 USD 1,947,275 1,646 —
CIBC 04/02/26 GBP 1,485,849 USD 1,959,318 — (77)
Total Unrealized Appreciation/(Depreciation) $ 1,682
$ (77)
* The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling